SHORT-TERM AND LONG-TERM DEBTS - Additional Information (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term and Long-term debts
Weighted average interest rate for outstanding debts	2.98%	2.98%	4.47%
Short-term debts	¥ 39,071,500	$ 5,503,106	¥ 349,299,134
Long term debt			641,012,693
Unused lines of credit
Short-term and Long-term debts
Short-term debts	0	0	620,000,000
Long term debt	0	0	1,244,000,000
Lease Financing
Short-term and Long-term debts
Financing lease receivables, collateralized	¥ 0	$ 0	¥ 360,725,648